Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

13. Property and equipment, net

Property and equipment, net, consists of the following:

(in USD)	December 31, 2024	December 31, 2025
Computer equipment	333,393	694,249
Furniture and fixtures	6,828	33,588
Subtotal	340,221	727,837
Less: Accumulated depreciation	(141,098)	(290,114)
Property and equipment, net	199,123	437,723

Depreciation expenses of property and equipment, net for the year ended December 31, 2023, 2024 and 2025, are amounted to US$14,655, US$29,513, and US$143,794 respectively, and no impairment loss was recognized during these periods.